New standards or amendments issued (Details)	12 Months Ended
Dec. 31, 2024 MXN ($)
Disclosure of initial application of standards or interpretations [abstract]
Impact of adoption of IAS 12	$ 0
Impact adoption of IAS 1	$ 0